Leases (Future Minimum Lease Payments Under Capital and Operating Leases) (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Lease Payments Type [Line Items]
Capital Leases, Future Minimum Payments Due, Current		$ 82
Capital Leases, Future Minimum Due in Two Years		69
Capital Leases, Future Minimum Due in Three Years		63
Capital Leases, Future Minimum Due in Four Years		56
Capital Leases, Future Minimum Due in Five Years		52
Capital Leases, Future Minimum Payments Due Thereafter		360
Future minimum lease payment under Capital leases - Total		682
Less amount representing interest		251
Present value of net minimum lease payments		431	[1]
Operating Leases, Future Minimum Payments Due, Current	854	1,033
Operating Leases, Future Minimum Payments, Due in Two Years	1,000	962
Operating Leases, Future Minimum Payments, Due in Three Years	978	892
Operating Leases, Future Minimum Payments, Due in Four Years	901	816
Operating Leases, Future Minimum Payments, Due in Five Years	861	777
Operating Leases, Future Minimum Payments, Due Thereafter	5,100	4,531
Future minimum lease payment under Operating Leases - Total		$ 9,011	[2]

[1]	As of December 31, 2012, included in Liabilities Subject to Compromise on the accompanying consolidated balance sheet is approximately $19 million relating to ground capital leases.
[2]	As of December 31, 2012, $201 million and $160 million are included on the accompanying balance sheet in Liabilities Subject to Compromise and Accrued liabilities and other liabilities and deferred credits, respectively, relating to rent expense being recorded in advance of future operating lease payments.